Intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets, Gross	$ 3,361	$ 482
Other Intangible assets	63	44
Less: accumulated amortization	(1,286)	(315)
Total Intangible assets, net	2,075	167
Government Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets, Gross	1,804
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets, Gross	855
License [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets, Gross	$ 639	$ 438